Income tax benefit / (expense) - Disclosure of Reconciliation of Accounting Profit Multiplied by Applicable Tax Rates (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Profit / (Loss) before tax	€ 47,533	€ (22,449)	€ (111,247)
Tax benefit/(expense) calculated at the Swiss statutory tax rate of 18.8% (18.8% in both FY2022/23 and FY 2021/22) applicable to the Company	(8,941)	4,221	20,919
Adjustments in respect of prior years	(443)	5,051	141
Recognition of previously unrecognized (derecognition of previously recognized) deductible temporary differences	188	2,428	(124)
Expenses not deductible for tax purposes	(9,805)	(7,349)	(5,648)
Current year losses for which no deferred income tax asset is recognized	(6,293)	(5,039)	(2,583)
Effect of income taxed at different tax rates	(1,580)	(4,667)	(1,400)
Tax-exempt income	2,168	1,885	2,027
Other tax items	(1,901)	2,420	1,280
Total reported effective tax benefit / (expense)	(26,607)	(1,050)	14,612
Tax effect on actuarial gains / losses	182	86	(570)
Tax effect on other investments at FVOCI	168	(181)	0
Total tax effect	€ 350	€ (95)	€ (570)